Income Tax Expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 HKD ($)
Income Tax Expense [Line Items]
Threshold limit of taxable income on which tax regimes applicable (in Dollars)	$ 2
Flat rate	16.50%
Estimated assessable profits percentage	16.50%
Estimated assessable profits (in Dollars)	$ 2
Hong Kong [Member]
Income Tax Expense [Line Items]
Statutory tax rate	16.50%
Minimum [Member] | Hong Kong [Member]
Income Tax Expense [Line Items]
Statutory tax rate	8.25%
Maximum [Member] | Hong Kong [Member]
Income Tax Expense [Line Items]
Statutory tax rate	16.50%
Hong Kong [Member]
Income Tax Expense [Line Items]
Statutory tax rate	8.25%
Threshold limit of taxable income on which tax regimes applicable (in Dollars)	$ 2